ATTENTION MONEY MARKET INVESTORS:

(GRAPHIC:  a picture frame with LOW EXPENSES GUARANTEED written inside a certificate)

To demonstrate our commitment to high yields and low expenses, U.S. Global Investors has renewed its guarantee to you. The U.S. Government Securities
Savings Fund's total fund operating expenses (as a percentage of net assets) will not exceed 0.40% at least until June 30, 1998. Guaranteed.

(page 2)

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                 MONEY MARKET YIELD AS OF 6/30/97
              U.S. GOVERNMENT SECURITIES SAVINGS FUND

            7 Day Simple               7 Day Effective
               5.29%                      5.43%
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                              DID YOU KNOW?

The U.S. Government Securities Savings Fund is one of the highest yielding government money market funds in America for the past five years, according to Lipper Analytical Services. Call U.S. Global Investors to start earning more for your money.

                    ----------------------------
                      1-800-557-2297, ext. 213
                         www.usfunds.com
                    ----------------------------

As of 6/30/97 Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #2 for the one- and five-year periods ended 6/30/97 out of 114 and 82 government money market funds, respectively. Like all other mutual funds, Fund shares are not backed by the U.S. Government or its agencies; however, the securities it invests in are. The Fund's Advisor has guaranteed total fund operating expenses (as a percentage of net assets) will not exceed 0.40% until 6/30/98, or until such later date as the Advisor determines. The Fund's Advisor subsidized certain Fund expenses, enhancing the yield. The Fund is managed to maintain a stable $1 per share value; however, there is no assurance it will be able to do so. For a free prospectus containing more complete information, including charges and expenses, call 1-800-US-FUNDS. Please read the prospectus carefully before investing. Past performance is no
guarantee of future results.          STU329                (COMPANY LOGO)